                                    [PHOTO]


                                        Semiannual Report January 31, 2000


Oppenheimer
MUNICIPAL BOND FUND




                                    [LOGO]OPPENHEIMERFUNDS-Registered Trademark-
                                          The Right Way to Invest

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

CONTENTS

1   President's Letter

3   An Interview with Your Fund's Manager

9   Financial Statements

29  Officers and Trustees

MUNICIPAL BOND PRICES GENERALLY DECLINED IN A RISING-INTEREST-RATE ENVIRONMENT over the six-month reporting period.

WE FOCUSED PRIMARILY ON INSURED SECURITIES DURING THE PERIOD, as yield differences had narrowed between high quality and lower quality municipal bonds.

WE BELIEVE THAT THE FUND'S UNDERVALUED HOLDINGS MAY BENEFIT AS THE INVESTMENT ENVIRONMENT IMPROVES and demand for high yielding securities picks up.


----------------------------
CUMULATIVE
TOTAL RETURNS
For the 6-Month Period
Ended 1/31/00 *

Class A
Without     With
Sales Chg.  Sales Chg.
----------------------
-5.64%      -10.13%

Class B
Without     With
Sales Chg.  Sales Chg.
----------------------
-6.02%      -10.59%

Class C
Without     With
Sales Chg.  Sales Chg.
----------------------
-6.02%      -6.93%
----------------------------



------------------
NOT FDIC INSURED.
NO BANK GUARANTEE.
MAY LOSE VALUE.
------------------
*See page 7 for further details.

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[PHOTO]
Bridget A. Macaskill
President
Oppenheimer
Municipal Bond Fund

DEAR SHAREHOLDER,

Whenever a new year begins--let alone a new decade or century--it makes sense to pause a moment to assess where we've been and where we're going.

     In retrospect, U.S. stocks and bonds in 1999 were subject to sudden and substantial swings in investor sentiment because of economic uncertainty. When the year began, investors were concerned that growth in the United States might slow in response to economic weakness overseas. At mid-year, investors were concerned that the economy was too strong, potentially rekindling inflationary pressures. Yet, by year end, it became clearer that while the U.S. economy grew robustly in 1999, inflation remained at low levels. Indeed, investors appeared more comfortable with the economy after the Federal Reserve Board demonstrated its inflation-fighting resolve by raising interest rates three times between June and November.

     As is normal in a rising-interest-rate environment, bond prices generally declined in 1999, led lower by U.S. Treasury bonds. In the stock market, while most major indices advanced, strong performance was mostly limited to a handful of large-capitalization growth companies, principally in the technology arena. Smaller and value-oriented stocks provided particularly lackluster returns and, overall, foreign stocks outperformed U.S. stocks in 1999.

     Looking forward, we expect the U.S. economy to remain on a moderate-growth, low-inflation course. As recent revisions of 1999's economic statistics demonstrated, the economy has defied many analysts' forecasts by growing at a strong rate, which should be positive for the bond market. Similarly, positive economic forces could help the stock market's performance broaden to include value-oriented and smaller stocks.

     We see particularly compelling opportunities outside of the U.S. market. Many foreign stocks also ended 1999 more attractively valued than large-cap U.S. stocks, and economic trends in overseas markets could lead to higher stock prices. In Europe, corporate restructuring has just begun, giving


                     1    OPPENHEIMER MUNICIPAL BOND FUND

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

companies there the same potential for cost-cutting and productivity improvements that U.S. companies enjoyed 10 years ago. In Japan and Asia, economic recovery is expected to gain strength, which could allow stocks to rally from relatively low levels.

     Another 1999 trend that should remain in force in 2000 is the growth of businesses related to the Internet. The rise of e-commerce has been good for consumers and the economy because of greater price competition, which has helped keep inflation under control. The Internet has also been good for investors, as even companies with no earnings have seen their stock prices soar. Clearly, while the Internet is here to stay, not all "dot-com" companies will survive, and many of these high-flying Internet stocks will eventually--and perhaps very suddenly--return to more reasonable levels. The long-term winners are most likely to be companies that support the Internet's growth with content or infrastructure.

     What else is in store for investors in 2000? While we do not have an infallible crystal ball, we believe that in almost any investment environment, consistent success stems from an unwavering focus on fundamental investment principles such as maintaining a long-term perspective, using diversification to manage risks, and availing oneself of the services of a knowledgeable financial advisor. Indeed, these principles serve as the foundation for every investment we offer, helping to make OppenheimerFunds THE RIGHT WAY TO INVEST in 2000 and beyond.


Sincerely,

/s/ Bridget A. Macaskill

Bridget A. Macaskill
February 22, 2000


These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow.


                     2    OPPENHEIMER MUNICIPAL BOND FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

[PHOTO]
Portfolio Management Team (l to r)
Christian Smith
Robert Patterson
(Portfolio Manager)

HOW DID OPPENHEIMER MUNICIPAL BOND FUND PERFORM OVER THE SIX-MONTH PERIOD THAT ENDED JANUARY 31, 2000?

A. The Fund's performance over the past six months reflected a very challenging investment environment. During the reporting period, stronger-than-expected economic growth in both domestic and overseas markets fueled investors' concerns that inflationary pressures might reemerge in the U.S. economy. As a result, interest rates and most bond yields rose. Because bond yields and prices move in opposite directions, higher interest rates eroded the value of many fixed income securities, including municipal bonds. In addition, the tax-exempt bond market was subject to adverse supply-and-demand influences, which eroded returns further.

WHAT ECONOMIC FORCES AFFECTED MUNICIPAL BONDS AND THE FUND?

When the reporting period began on July 1, 1999, the Federal Reserve Board had just implemented its first interest rate hike of 1999. They did so in response to concerns that unsustainable economic growth might reignite inflationary pressures. While inflation had not yet accelerated, early warning signs included very low unemployment, high levels of consumer spending and borrowing, and rising commodities prices. When the economy subsequently gained momentum, the Federal Reserve raised short-term interest rates again in August and November for a total increase of 0.75 percentage points during the reporting period. These increases were quickly reflected in municipal bond prices.


                     3    OPPENHEIMER MUNICIPAL BOND FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

WHAT SUPPLY-AND-DEMAND FACTORS INFLUENCED THE FUND'S PERFORMANCE?

Higher interest rates reduced demand for municipal bonds from corporate and institutional investors. In addition, many mutual fund shareholders shifted assets from bond funds to stock funds because of the stock market's stellar returns, which reduced overall demand from tax-exempt mutual funds. With these investors effectively absent from the market, municipal bond yields rose further than would have been expected from the Fed's interest rate increases alone.

HOW WAS THE FUND MANAGED IN THIS ENVIRONMENT?

We primarily focused on repositioning the portfolio to a more defensive posture in order to provide a cushion against the adverse effects of a declining market. With higher yielding securities available, we sold some of our lower yielding holdings to enhance the Fund's income stream. Although we sold many of these securities at a lower price than their original cost, we were able to use these losses to offset earlier gains, helping to reduce capital gains tax liabilities for our shareholders.

WHERE DID YOU FIND THE MOST ATTRACTIVE INVESTMENT OPPORTUNITIES?

We found particularly attractive yields in insured bonds with maturities in the 20-year range. Because the yield difference between high quality and lower quality bonds had narrowed, we believed that we would not be adequately compensated for the extra risks that lower yielding bonds entail. We preferred the 20-year maturity range because their prices held up better than intermediate-term securities in the 10- to 15-year range, which were particularly hard hit by the lack of demand from institutional buyers.

[SIDENOTE:]
"AFTER A VERY CHALLENGING 1999, WE BELIEVE THE PORTFOLIO IS WELL-POSITIONED TO BENEFIT FROM BETTER MARKET CONDITIONS IN 2000."
[/SIDENOTE:]

                     4    OPPENHEIMER MUNICIPAL BOND FUND

On the other hand, we carefully avoided those sectors of the market that we regarded as troublesome, including healthcare and utilities. However, we maintained our holdings of "special situations," which are bonds that we regard as undervalued at the time of purchase, and that we believe will benefit from the improving credit quality of their issuers. One example of a special situation bond is a college in Savannah, Georgia, that issued tax-exempt bonds at an inopportune time, requiring them to offer extra yield to attract investors' attention. When institutional demand returns to the markets, we believe that these bonds' value will rise. However, during the past six months, they have hurt the Fund's returns.

WHAT IS YOUR OUTLOOK FOR THE NEW YEAR?

We are cautious over the near term and optimistic over the longer term. We expect the U.S. economy to remain strong over the next several months, which may prompt the Federal Reserve Board to increase interest rates further. Accordingly, we intend to maintain our defensive posture until we believe the Fed's moves toward a more restrictive monetary policy are complete. If and when evidence emerges that the bulk of interest rate increases are behind us, we are likely to see better performance from our "special situations" holdings. We are also likely to see the return of corporate and institutional buyers, which should help support tax-exempt bond prices.

[SIDENOTE:]
-----------------------------------
AVERAGE ANNUAL TOTAL RETURNS(1)
For the Periods Ended 12/31/99

CLASS A
1-Year   5-Year  10-Year
-----------------------------
-9.59%   5.46%   5.74%

CLASS B          Since
1-Year   5-Year  Inception
-----------------------------
-10.31%  5.35%   3.88%

CLASS C          Since
1-Year   5-Year  Inception
-----------------------------
-6.64%   N/A     4.01%

-----------------------------
STANDARDIZED YIELD(2)
For the 30 Days Ended 1/31/00
-----------------------------
CLASS A          5.40%
-----------------------------
CLASS B          4.89
-----------------------------
CLASS C          4.89
-----------------------------

[/SIDENOTE:]
(1) See page 7 for further details.
(2) Standardized yield is based on net investment income for the 30-day period ended January 31, 2000. Falling share prices will tend to artificially raise yields.


                     5    OPPENHEIMER MUNICIPAL BOND FUND

For our part, when the investment environment improves, we are prepared to seize opportunities more aggressively, with an eye toward locking in high yields for as long as practical and participating in the potential for capital appreciation. In our view, this kind of active management approach is what makes Oppenheimer Municipal Bond Fund an important part of THE RIGHT WAY TO INVEST.

TOP FIVE STATES(4)
----------------------------------------
Texas                            14.1%
----------------------------------------
California                       14.0
----------------------------------------
Pennsylvania                     13.5
----------------------------------------
Michigan                          7.7
----------------------------------------
New Jersey                        5.6
----------------------------------------

[SIDENOTE:]
-----------------------
CREDIT ALLOCATION(3)
[GRAPH]

- AAA          38.7%
- AA           10.1
- A            14.0
- BBB          24.5
- BB           11.9
- B             0.8

-----------------------
[/SIDENOTE:]


(3) Portfolio data are as of January 31, 2000, are subject to change, and are dollar-weighted based on total market value of investments. The Fund may invest up to 25% of its assets in below-investment-grade securities which carry greater risk of default. Average credit quality and ratings allocations include securities rated by national rating organizations as well as unrated securities (currently 10.8% of total investments) which have ratings assigned by the Manager in categories equivalent to those of rating organizations.
(4) Portfolio is subject to change. Percentages are as of January 31, 2000, and are based on net assets.


                     6    OPPENHEIMER MUNICIPAL BOND FUND

NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE FUND'S PERFORMANCE MAY FROM TIME TO TIME BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES, PARTICULARLY DURING PERIODS OF MARKET OR INTEREST RATE VOLATILITY. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT
1.800.525.7048 OR VISIT OUR WEBSITE, www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized.

CLASS A shares were first publicly offered on 10/27/76. Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 3/16/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life of class" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the different performance calculations is in the Fund's prospectus.


                     7    OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                                          FINANCIALS













--------------------------------------------------------------------------------


                     8    OPPENHEIMER MUNICIPAL BOND FUND

STATEMENT OF INVESTMENTS  January 31, 2000 / Unaudited
--------------------------------------------------------------------------------

                                                                RATINGS:                                MARKET
                                                                MOODY'S/               FACE              VALUE
                                                               S&P/FITCH             AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--98.3%
-----------------------------------------------------------------------------------------------------------------
ARIZONA--0.9%
Central AZ Irrigation & Drainage District GORB, Series A,
6%, 6/1/13                                                         NR/NR        $ 1,080,950        $   928,341
-----------------------------------------------------------------------------------------------------------------
Peoria, AZ IDAU RRB, Sierra Winds Life, Series A,
6.375%, 8/15/29                                                    NR/NR          5,000,000          4,262,300
                                                                                                   --------------
                                                                                                     5,190,641

-----------------------------------------------------------------------------------------------------------------
CALIFORNIA--14.0%
CA Foothill/Eastern Corridor Agency Toll Road RB,
Sr. Lien, Prerefunded, Series A, 6.50%, 1/1/32             Baa3/BBB-/BBB         10,500,000         11,510,415
-----------------------------------------------------------------------------------------------------------------
CA HFA Home Mtg. RB, Series C, 6.75%, 2/1/25                     Aa2/AA-             40,000             40,000
-----------------------------------------------------------------------------------------------------------------
CA HFA RB, Series C, 6.65%, 8/1/14(1)                            Aa2/AA-          5,000,000          5,060,350
-----------------------------------------------------------------------------------------------------------------
CA HFA SFM RB, Series C, 6.75%, 2/1/25                           Aa2/AA-          4,755,000          4,812,203
-----------------------------------------------------------------------------------------------------------------
CA SCDAU Revenue Refunding COP, Inverse Floater,
6.916%, 11/1/15(2)                                                 A1/NR          1,500,000          1,366,875
-----------------------------------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency CA Toll Road RRB,
5.75%, 1/15/40                                             Baa3/BBB-/BBB          5,750,000          5,046,545
-----------------------------------------------------------------------------------------------------------------
Industry, CA UDA TXAL Bonds, Transportation
Distribution Project No. 3, 6.90%, 11/1/07                         NR/A-            500,000            529,140
-----------------------------------------------------------------------------------------------------------------
Los Angeles, CA Regional AIC Lease RRB, 5.65%, 8/1/17             Ba2/BB          4,600,000          4,004,070
-----------------------------------------------------------------------------------------------------------------
Los Angeles, CA Regional AIC Lease RRB, Facilities
Sublease-International Airport Project, 6.35%, 11/1/25         Baa3/BBB-          8,930,000          8,402,326
-----------------------------------------------------------------------------------------------------------------
Palmdale, CA Community RA SFM RRB, Escrowed to
Maturity, Series A, 8%, 3/1/16                                 Aaa/NR/A+          5,000,000          6,101,400
-----------------------------------------------------------------------------------------------------------------
Perris, CA SFM RB, Escrowed to Maturity, Series A,
8.30%, 6/1/13                                                    Aaa/AAA          7,000,000          8,691,830
-----------------------------------------------------------------------------------------------------------------
Pomona, CA SFM RRB, Escrowed to Maturity, Series A,
7.60%, 5/1/23                                                    Aaa/AAA          6,000,000          7,040,400
-----------------------------------------------------------------------------------------------------------------
Redding, CA Electric System Revenue COP, FGIC Insured,
Inverse Floater, 7.788%, 6/1/19(2)                           Aaa/AAA/AAA          6,000,000          5,527,500
-----------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA Transportation Corridor Agency
Toll Road RB, Sr. Lien, Prerefunded, 6.75%, 1/1/32           Aaa/AAA/AAA         12,700,000         13,682,726
                                                                                                   --------------
                                                                                                    81,815,780

-----------------------------------------------------------------------------------------------------------------
COLORADO--0.7%
CO HFAU RB, Rocky Mountain Adventist Health
System, 6.625%, 2/1/22                                          Baa2/BB-          5,000,000          4,234,750
-----------------------------------------------------------------------------------------------------------------
CONNECTICUT--4.5%
Mashantucket, CT Western Pequot Tribe Special RB,
Prerefunded, Series A, 6.40%, 9/1/11(3)                          Aaa/AAA          7,435,000          8,069,875


                     9    OPPENHEIMER MUNICIPAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                RATINGS:                                MARKET
                                                                MOODY'S/               FACE              VALUE
                                                               S&P/FITCH             AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
CONNECTICUT Continued
Mashantucket, CT Western Pequot Tribe Special RB,
Unrefunded Balance, Series A, 6.40%, 9/1/11(3)                   NR/BBB-        $ 7,565,000        $ 7,719,477
-----------------------------------------------------------------------------------------------------------------
Mashantucket, CT Western Pequot Tribe Special RRB,
Sub. Lien, Series B, 5.75%, 9/1/27(3)                            Baa3/NR         11,900,000         10,369,422
                                                                                                   --------------
                                                                                                    26,158,774

-----------------------------------------------------------------------------------------------------------------
FLORIDA--3.2%
Dade Cnty., FL IDAU RB, Miami Cerebral Palsy Services
Project, 8%, 6/1/22                                                NR/NR          2,755,000          2,886,055
-----------------------------------------------------------------------------------------------------------------
FL BOE Capital Outlay GORB, 8.40%, 6/1/07                        Aa2/AA+            750,000            878,332
-----------------------------------------------------------------------------------------------------------------
FL HFA RB, Riverfront Apts., Series A, AMBAC Insured,
6.25%, 4/1/37                                                    Aaa/AAA             40,000             40,000
-----------------------------------------------------------------------------------------------------------------
FL HFA SFM RRB, Series A, 6.35%, 7/1/14                          Aaa/AAA            630,000            636,886
-----------------------------------------------------------------------------------------------------------------
Grand Haven, FL CDD SPAST RB, Series A, 6.30%, 5/1/02              NR/NR          1,103,000          1,099,768
-----------------------------------------------------------------------------------------------------------------
Heritage Springs, FL CDD Capital Improvement RB, Series B,
6.25%, 5/1/05                                                      NR/NR          2,410,000          2,377,489
-----------------------------------------------------------------------------------------------------------------
Lee Cnty., FL Housing FAU SFM RB, Series A-2, 6.85%, 3/1/29       Aaa/NR          1,585,000          1,667,895
-----------------------------------------------------------------------------------------------------------------
Lee Cnty., FL IDAU HCF RRB, Shell Point Village Project,
Series A, 5.50%, 11/15/21                                        NR/BBB-          2,000,000          1,528,160
-----------------------------------------------------------------------------------------------------------------
Lee Cnty., FL IDAU HCF RRB, Shell Point Village Project,
Series A, 5.50%, 11/15/29                                        NR/BBB-          2,250,000          1,648,103
-----------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL SPO RB, Sub. Lien, Series B, MBIA
Insured, Zero Coupon, 5.452%, 10/1/29(4)                     Aaa/AAA/AAA         25,895,000          3,921,280
-----------------------------------------------------------------------------------------------------------------
Palm Beach Cnty., FL HFAU RB, Retirement Community,
5.125%, 11/15/29                                                   NR/A-          3,130,000          2,259,046
                                                                                                   --------------
                                                                                                    18,943,014

-----------------------------------------------------------------------------------------------------------------
GEORGIA--3.9%
GA MEAU RRB, Project One, Series X, MBIA Insured,
6.50%, 1/1/12                                                    Aaa/AAA            500,000            540,300
-----------------------------------------------------------------------------------------------------------------
GA MEAU SPO Refunding Bonds, Series Y, 6.50%, 1/1/17                A3/A         10,750,000         11,278,148
-----------------------------------------------------------------------------------------------------------------
GA MEAU SPO Refunding Bonds, Series Y, MBIA Insured,
6.50%, 1/1/17                                                    Aaa/AAA          1,000,000          1,069,710
-----------------------------------------------------------------------------------------------------------------
Rockdale Cnty., GA DAU SWD RB, Visy Paper Inc. Project,
7.40%, 1/1/16                                                      NR/NR          4,405,000          4,479,224
-----------------------------------------------------------------------------------------------------------------
Rockdale Cnty., GA DAU SWD RB, Visy Paper Inc. Project,
7.40%, 1/1/16(5)                                                   NR/NR             75,000             75,000
-----------------------------------------------------------------------------------------------------------------
Savannah, GA EDAU RB, College of Art & Design Project,
6.90%, 10/1/29                                                   NR/BBB-          5,880,000          5,653,855
                                                                                                   --------------
                                                                                                    23,096,237


                     10   OPPENHEIMER MUNICIPAL BOND FUND

                                                                RATINGS:                                MARKET
                                                                MOODY'S/               FACE              VALUE
                                                               S&P/FITCH             AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
ILLINOIS--1.6%
IL HFAU RB, Hinsdale Hospital Project, Escrowed to
Maturity, Series C, 9.50%, 11/15/19                               NR/AAA        $   820,000        $   871,307
-----------------------------------------------------------------------------------------------------------------
IL Regional Transportation Authority RB, AMBAC
Insured, 7.20%, 11/1/20                                      Aaa/AAA/AAA          7,500,000          8,471,325
                                                                                                   --------------
                                                                                                     9,342,632

-----------------------------------------------------------------------------------------------------------------
INDIANA--4.4%
Indianapolis, IN Airport Authority RB, SPF Federal
Express Corp. Project, 7.10%, 1/15/17                           Baa2/BBB         15,500,000         15,905,480
-----------------------------------------------------------------------------------------------------------------
Indianapolis, IN Airport Authority RB, SPF United
Airlines Project, Series A, 6.50%, 11/15/31                     Baa2/BB+         10,500,000          9,726,360
                                                                                                   --------------
                                                                                                    25,631,840

-----------------------------------------------------------------------------------------------------------------
KENTUCKY--0.4%
Kenton Cnty., KY AB RB, SPF Delta Airlines Project,
Series A, 6.125%, 2/1/22                                       Baa3/BBB-          2,790,000          2,520,905
-----------------------------------------------------------------------------------------------------------------
LOUISIANA--1.7%
New Orleans, LA Home Mtg. Authority SPO Refunding
Bonds, Escrowed to Maturity, 6.25%, 1/15/11                       Aaa/NR          9,500,000         10,114,840
-----------------------------------------------------------------------------------------------------------------
MARYLAND--0.1%
MD University Auxiliary Facilities & Tuition System RRB,
Series A, 5.90%, 2/1/03                                       Aa3/AA+/AA            500,000            515,015
-----------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--2.3%
MA GOB, Unrefunded Balance, Series B, MBIA Insured,
6.50%, 8/1/11                                                Aaa/AAA/AAA            430,000            448,507
-----------------------------------------------------------------------------------------------------------------
MA Water Resource Authority RB, Series A,
6.50%, 7/15/19                                                  A1/A+/A+         12,225,000         12,919,258
                                                                                                   --------------
                                                                                                    13,367,765

-----------------------------------------------------------------------------------------------------------------
MICHIGAN--7.7%
Detroit, MI GORB, Series B, 6.25%, 4/1/09                   Baa1/BBB+/A-          4,065,000          4,234,551
-----------------------------------------------------------------------------------------------------------------
Detroit, MI GORB, Series B, 6.375%, 4/1/06                  Baa1/BBB+/A-          2,000,000          2,088,700
-----------------------------------------------------------------------------------------------------------------
Detroit, MI GORB, Series B, 6.375%, 4/1/07                  Baa1/BBB+/A-            500,000            523,635
-----------------------------------------------------------------------------------------------------------------
Detroit, MI Sewage Disposal RB, Prerefunded,
FGIC Insured, Inverse Floater, 6.756%, 7/1/23(2)                 Aaa/AAA         10,100,000         10,706,000
-----------------------------------------------------------------------------------------------------------------
Detroit, MI Sewage Disposal RRB, Unrefunded Balance,
FGIC Insured, Inverse Floater, 6.756%, 7/1/23(2)             Aaa/AAA/AAA          3,100,000          2,716,375
-----------------------------------------------------------------------------------------------------------------
Detroit, MI Water Supply System RB, Prerefunded,
FGIC Insured, Inverse Floater, 8.106%, 7/1/22(2)             Aaa/AAA/AAA          3,700,000          4,070,000
-----------------------------------------------------------------------------------------------------------------
Detroit, MI Water Supply System RB, Unrefunded
Balance, FGIC Insured, Inverse Floater, 8.106%, 7/1/22(2)        Aaa/AAA          1,500,000          1,541,250


                     11   OPPENHEIMER MUNICIPAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                RATINGS:                                MARKET
                                                                MOODY'S/               FACE              VALUE
                                                               S&P/FITCH             AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
MI Hospital FAU RRB, FSA Insured, Inverse Floater,
8.514%, 2/15/22(2)                                           Aaa/AAA/AAA        $ 5,000,000        $ 4,993,750
-----------------------------------------------------------------------------------------------------------------
MI Strategic Fund SWD RRB, Genesee Power Station
Project, 7.50%, 1/1/21                                             NR/NR          3,650,000          3,745,557
-----------------------------------------------------------------------------------------------------------------
Wayne Cnty., MI Airport SPF RRB, Northwest Airlines, Inc.
Project, Series 1995, 6.75%, 12/1/15                               NR/NR         10,450,000         10,249,883
                                                                                                   --------------
                                                                                                    44,869,701

-----------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.1%
NH Housing FAU SFM RB, Series C, 6.90%, 7/1/19                    Aa2/NR            855,000            867,731
-----------------------------------------------------------------------------------------------------------------
NEW JERSEY--5.6%
NJ EDAU RRB, First Mtg. Franciscan Oaks Project,
5.75%, 10/1/23                                                     NR/NR          2,255,000          1,805,984
-----------------------------------------------------------------------------------------------------------------
NJ EDAU RRB, First Mtg. Keswick Pines, 5.70%, 1/1/18               NR/NR          1,000,000            820,690
-----------------------------------------------------------------------------------------------------------------
NJ EDAU RRB, First Mtg. Keswick Pines, 5.75%, 1/1/24               NR/NR          1,125,000            901,755
-----------------------------------------------------------------------------------------------------------------
NJ EDAU SPF RB, Continental Airlines, Inc. Project,
6.25%, 9/15/29                                                    Ba2/BB         13,000,000         11,451,570
-----------------------------------------------------------------------------------------------------------------
NJ TUAU RRB, Series C, 6.50%, 1/1/16                        Baa1/BBB+/A-         16,150,000         16,937,313
-----------------------------------------------------------------------------------------------------------------
NJ TUAU RRB, Series C, MBIA Insured, 6.50%, 1/1/16           Aaa/AAA/AAA          1,100,000          1,182,104
                                                                                                   --------------
                                                                                                    33,099,416

-----------------------------------------------------------------------------------------------------------------
NEW YORK--5.2%
NYC GOB, Inverse Floater, 7.582%, 8/27/15(2)                     A3/A-/A          3,050,000          2,897,500
-----------------------------------------------------------------------------------------------------------------
NYC GOB, Prerefunded, Series D, 8%, 8/1/15                      Aaa/A-/A         10,980,000         11,693,480
-----------------------------------------------------------------------------------------------------------------
NYS HFA RRB, NYC HF, Series A, 6%, 11/1/06                       Baa1/A-          4,000,000          4,094,120
-----------------------------------------------------------------------------------------------------------------
NYS HFA RRB, NYC HF, Series A, 6%, 5/1/08                        Baa1/A-          2,000,000          2,035,560
-----------------------------------------------------------------------------------------------------------------
TSASC, Inc., NY RB, Series 1, 6.25%, 7/15/34                    Aa2/A/A+         10,000,000          9,493,500
                                                                                                   --------------
                                                                                                    30,214,160

-----------------------------------------------------------------------------------------------------------------
OHIO--3.1%
Cleveland, OH PPS First Mtg. RB, Series A, MBIA
Insured, 7%, 11/15/16                                            Aaa/AAA          2,000,000          2,207,980
-----------------------------------------------------------------------------------------------------------------
Montgomery Cnty., OH HCF RRB, Series B, 6.25%, 2/1/22              NR/NR          2,500,000          2,149,075
-----------------------------------------------------------------------------------------------------------------
OH HFA SFM RB, Series B, Inverse Floater, 9.466%, 3/1/31(2)      Aaa/AAA          3,130,000          3,294,325
-----------------------------------------------------------------------------------------------------------------
OH Solid Waste RB, Republic Engineered Steels, Inc.
Project, 9%, 6/1/21                                                NR/NR          7,800,000          3,902,184
-----------------------------------------------------------------------------------------------------------------
OH SWD RB, USG Corporate Project, 5.65%, 3/1/33                Baa2/BBB+          8,000,000          6,558,320
                                                                                                   --------------
                                                                                                    18,111,884


                     12   OPPENHEIMER MUNICIPAL BOND FUND

                                                                RATINGS:                                MARKET
                                                                MOODY'S/               FACE              VALUE
                                                               S&P/FITCH             AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.6%
Tulsa, OK Municipal Airport Trust RB, American Airlines
Project, 6.25%, 6/1/20                                         Baa2/BBB-        $ 9,820,000        $ 9,136,724
-----------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--13.5%
Allegheny Cnty., PA HDAU RRB, Villa St. Joseph HCF,
6%, 8/15/28                                                        NR/NR          2,000,000          1,636,860
-----------------------------------------------------------------------------------------------------------------
Chartiers Valley, PA CD IDAU First Mtg. RRB, Asbury
Health Center, 6.375%, 12/1/19                                     NR/NR          1,250,000          1,099,450
-----------------------------------------------------------------------------------------------------------------
Chartiers Valley, PA CD IDAU First Mtg. RRB, Asbury
Health Center, 6.375%, 12/1/24                                     NR/NR          1,500,000          1,301,175
-----------------------------------------------------------------------------------------------------------------
PA EDFAU Facilities RB, National Gypsum Co., Series B,
6.125%, 11/2/27                                                    NR/NR         10,000,000          8,909,400
-----------------------------------------------------------------------------------------------------------------
PA EDFAU RR RB, Colver Project, Series D,
7.15%, 12/1/18                                              NR/BBB-/BBB-          3,000,000          3,045,630
-----------------------------------------------------------------------------------------------------------------
PA EDFAU SWD RB, USD Corp. Project, 6%, 6/1/31                 Baa2/BBB+         12,000,000         10,599,480
-----------------------------------------------------------------------------------------------------------------
PA HEAA Student Loan RB, Series B, AMBAC Insured,
Inverse Floater, 8.30%, 3/1/22(2)                            Aaa/AAA/AAA         17,500,000         16,712,500
-----------------------------------------------------------------------------------------------------------------
PA TUCM RRB, Series N, 6.50%, 12/1/13                            Aaa/AAA            750,000            784,125
-----------------------------------------------------------------------------------------------------------------
Philadelphia, PA Hospital & HEFAU RB, Temple
University Children's Medical, Series A, 5.625%, 6/15/19         NR/BBB+          1,200,000            976,140
-----------------------------------------------------------------------------------------------------------------
Philadelphia, PA Hospital & HEFAU RRB, The
Philadelphia Protestant Home Project, Series A,
6.50%, 7/1/27                                                      NR/NR          3,380,000          2,971,290
-----------------------------------------------------------------------------------------------------------------
Philadelphia, PA IDAU HCF RRB, Baptist Home of
Philadelphia, Series A, 5.50%, 11/15/18                            NR/NR          1,670,000          1,326,197
-----------------------------------------------------------------------------------------------------------------
Philadelphia, PA IDAU HCF RRB, Baptist Home of
Philadelphia, Series A, 5.60%, 11/15/28                            NR/NR          1,275,000            972,519
-----------------------------------------------------------------------------------------------------------------
Philadelphia, PA Water & Wastewater RB,
FGIC Insured, 10%, 6/15/05                                   Aaa/AAA/AAA         17,600,000         21,536,768
-----------------------------------------------------------------------------------------------------------------
Schuylkill Cnty., PA IDAU RR RRB, Schuylkill
Energy Resources, Inc., 6.50%, 1/1/10                          NR/NR/BB+          7,665,000          7,497,826
                                                                                                   --------------
                                                                                                    79,369,360

-----------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--0.4%
Piedmont, SC MPA RRB, Escrowed to Maturity,
Series A, FGIC Insured, 6.50%, 1/1/16                            Aaa/AAA            285,000            307,541
-----------------------------------------------------------------------------------------------------------------
Piedmont, SC MPA RRB, Unrefunded Balance,
Series A, FGIC Insured, 6.50%, 1/1/16                            Aaa/AAA          1,715,000          1,824,743
                                                                                                   --------------
                                                                                                     2,132,284

-----------------------------------------------------------------------------------------------------------------
TEXAS--14.1%
AAAU TX SPF RB, American Airlines, Inc. Project,
7%, 12/1/11                                                    Baa2/BBB-          3,000,000          3,099,600


                     13   OPPENHEIMER MUNICIPAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                RATINGS:                                MARKET
                                                                MOODY'S/               FACE              VALUE
                                                               S&P/FITCH             AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
TEXAS Continued
Cypress-Fairbanks, TX ISD CAP GORB, Series A, Zero
Coupon, 5.89%, 2/15/14(4)                                        Aaa/AAA        $15,710,000        $ 6,748,859
-----------------------------------------------------------------------------------------------------------------
Cypress-Fairbanks, TX ISD CAP GORB, Series A, Zero
Coupon, 5.85%, 2/15/15(4)                                        Aaa/AAA         15,000,000          5,997,000
-----------------------------------------------------------------------------------------------------------------
Cypress-Fairbanks, TX ISD CAP GORB, Series A, Zero
Coupon, 5.91%, 2/15/16(4)                                        Aaa/AAA         16,240,000          6,061,418
-----------------------------------------------------------------------------------------------------------------
Dallas-Fort Worth, TX International Airport Facilities
Improvement Corp. RB, American Airlines, Inc.,
7.25%, 11/1/30                                                 Baa1/BBB-          8,000,000          8,110,560
-----------------------------------------------------------------------------------------------------------------
Harris Cnty., TX GORB, Toll Road, Sub. Lien, Prerefunded,
6.50%, 8/15/15                                                    Aa1/AA            215,000            227,780
-----------------------------------------------------------------------------------------------------------------
Harris Cnty., TX GORB, Toll Road, Sub. Lien, Unrefunded
Balance, 6.50%, 8/15/15                                           Aa1/AA            785,000            816,706
-----------------------------------------------------------------------------------------------------------------
Harris Cnty., TX GORRB, Toll Road, Sub. Lien, 6.75%, 8/1/14       Aa1/AA          1,000,000          1,046,160
-----------------------------------------------------------------------------------------------------------------
Houston, TX WSS RB, Prior Lien, Unrefunded Balance,
Series B, 6.40%, 12/1/09                                           A3/A+            995,000          1,047,864
-----------------------------------------------------------------------------------------------------------------
Houston, TX WSS RB, Prior Lien, Unrefunded Balance,
Series B, 6.75%, 12/1/08                                         Aaa/AAA            440,000            461,195
-----------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB, Prerefunded, Series B,
6.30%, 5/15/06                                                    Aa2/AA            290,000            305,083
-----------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB, Prerefunded, Series B,
6.40%, 5/15/08                                                    Aa2/AA            480,000            505,992
-----------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB, Series A, 7.25%, 11/15/19                NR/NR          2,000,000          1,842,580
-----------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB, Series A, 7.50%, 11/15/29                NR/NR          3,000,000          2,788,620
-----------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB, Unrefunded Balance,
Series B, 6.30%, 5/15/06                                          Aa2/AA          2,710,000          2,810,487
-----------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB, Unrefunded Balance,
Series B, 6.40%, 5/15/08                                          Aa2/AA          4,520,000          4,677,432
-----------------------------------------------------------------------------------------------------------------
Retama, TX Development Corp. SPF RRB, Retama
Racetrack, Escrowed to Maturity, Series A, 10%, 12/15/19         Aaa/AAA          4,880,000          7,153,836
-----------------------------------------------------------------------------------------------------------------
TX MPA CAP RRB, MBIA Insured, Zero Coupon,
5.95%, 9/1/13(4)                                             Aaa/AAA/AAA          6,900,000          3,086,991
-----------------------------------------------------------------------------------------------------------------
TX MPA CAP RRB, MBIA Insured, Zero Coupon,
5.93%, 9/1/14(4)                                             Aaa/AAA/AAA         17,500,000          7,275,450
-----------------------------------------------------------------------------------------------------------------
TX MPA CAP RRB, MBIA Insured, Zero Coupon,
5.85%, 9/1/15(4)                                             Aaa/AAA/AAA         10,000,000          3,867,500
-----------------------------------------------------------------------------------------------------------------
TX MPA CAP RRB, MBIA Insured, Zero Coupon,
5.98%, 9/1/16(4)                                             Aaa/AAA/AAA         39,990,000         14,434,790
                                                                                                   --------------
                                                                                                    82,365,903


                     14   OPPENHEIMER MUNICIPAL BOND FUND

                                                                RATINGS:                                MARKET
                                                                MOODY'S/               FACE              VALUE
                                                               S&P/FITCH             AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
VERMONT--0.2%
VT HFA Home Mtg. Purchase RB, Series A, 7.85%, 12/1/29             A1/NR        $ 1,330,000        $ 1,357,903
-----------------------------------------------------------------------------------------------------------------
VIRGINIA--4.1%
Pocahontas Parkway Assn., VA Toll Road RB, CAP, First Tier,
Sub. Lien, Series C, Zero Coupon, 5.60%, 8/15/05(4)               Ba1/NR          2,300,000          1,534,238
-----------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA Toll Road RB, CAP, First Tier,
Sub. Lien, Series C, Zero Coupon, 5.75%, 8/15/07(4)               Ba1/NR          2,800,000          1,607,872
-----------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA Toll Road RB, CAP, First Tier,
Sub. Lien, Series C, Zero Coupon, 5.82%, 8/15/08(4)               Ba1/NR          3,000,000          1,600,500
-----------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA Toll Road RB, CAP, First Tier,
Sub. Lien, Series C, Zero Coupon, 5.85%, 8/15/09(4)               Ba1/NR          3,100,000          1,529,478
-----------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA Toll Road RB, CAP, Sr. Lien,
Series B, Zero Coupon, 5.86%, 8/15/20(4)                        Baa3/A/A         25,000,000          5,912,000
-----------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA Toll Road RB, CAP, Sr. Lien,
Series B, Zero Coupon, 5.86%, 8/15/21(4)                        Baa3/A/A         26,300,000          5,797,835
-----------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA Toll Road RB, CAP, Sr. Lien,
Series B, Zero Coupon, 5.86%, 8/15/22(4)                        Baa3/A/A         29,900,000          6,144,450
                                                                                                   --------------
                                                                                                    24,126,373

-----------------------------------------------------------------------------------------------------------------
WASHINGTON--3.3%
WA PP Supply System RRB, Nuclear Project No. 1,
5.40%, 7/1/12                                                Aa1/AA-/AA-         20,000,000         19,161,200
-----------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.6%
WV Parkways ED & Tourism Authority RB, FGIC Insured,
Inverse Floater, 7.626%, 5/16/19(2)                              Aaa/AAA          3,600,000          3,316,500
-----------------------------------------------------------------------------------------------------------------
WISCONSIN--1.1%
WI Health & Educational FA RB, Sinai Samaritan Medical
Center, Inc., MBIA Insured, 5.75%, 8/15/16                       Aaa/AAA          6,250,000          6,046,063
-----------------------------------------------------------------------------------------------------------------
WI Housing & EDAU Home Ownership RRB, Series A,
7.10%, 3/1/23                                                     Aa2/AA            350,000            358,783
                                                                                                   --------------
                                                                                                     6,404,846
                                                                                                   --------------
Total Municipal Bonds and Notes (Cost $599,495,218)                                                575,466,178

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--0.9%
FL BOE Public Education Capital Outlay Municipal Securities Trust Receipts,
Series SGA 67, 3.65%, 6/1/00(6)                                                     500,000            500,000
-----------------------------------------------------------------------------------------------------------------
Harris Cnty., TX HFDC Hospital RRB, Methodist Hospital Project, 3.60%, 2/1/00(6)  4,800,000          4,800,000
                                                                                                  ---------------
Total Short-Term Tax-Exempt Obligations (Cost $5,300,000)                                            5,300,000
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $604,795,218)                                        99.2%       580,766,178
-----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                         0.8          4,678,338
                                                                                ---------------------------------
NET ASSETS                                                                            100.0%      $585,444,516
                                                                                ---------------------------------
                                                                                ---------------------------------


                     15   OPPENHEIMER MUNICIPAL BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS


To simplify the listings of securities, abbreviations are used per the table below:

AAAU    Alliance Airport Authority, Inc.             IDAU    Industrial Development Authority
AB      Airport Board                                ISD     Independent School District
AIC     Airport Improvement Corp.                    MEAU    Municipal Electric Authority
BOE     Board of Education                           MPA     Municipal Power Agency
CAP     Capital Appreciation                         NYC     New York City
CD      Commercial Development                       NYS     New York State
CDD     Community Development District               PP      Public Power
COP     Certificates of Participation                PPS     Public Power System
DAU     Development Authority                        RA      Redevelopment Agency
ED      Economic Development                         RB      Revenue Bonds
EDAU    Economic Development Authority               RR      Resource Recovery
EDFAU   Economic Development Finance Authority       RRB     Revenue Refunding Bonds
FA      Facilities Authority                         SCDAU   Statewide Communities Development
FAU     Finance Authority                                    Authority
GOB     General Obligation Bonds                     SFM     Single Family Mtg.
GORB    General Obligation Refunding Bonds           SPAST   Special Assessment
GORRB   General Obligation Revenue Refunding Bonds   SPF     Special Facilities
HCF     Health Care Facilities                       SPO     Special Obligations
HDAU    Hospital Development Authority               SWD     Solid Waste Disposal
HEAA    Higher Education Assistance Agency           TUAU    Turnpike Authority
HEFAU   Higher Educational Facilities Authority      TUCM    Turnpike Commission
HF      Health Facilities                            TXAL    Tax Allocation
HFA     Housing Finance Agency                       UDA     Urban Development Agency
HFAU    Health Facilities Authority                  USD     Unified School District
HFDC    Health Facilities Development Corp.          WSS     Water & Sewer System

(1) Securities with an aggregate market value of $5,060,350 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
(2) Represents the current interest rate for a variable rate bond known as an inverse floater which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $57,142,575 or 9.76% of the Fund's net assets as of January 31, 2000.
(3) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $26,158,774 or 4.47% of the Fund's net assets as of January 31, 2000.
(4) For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
(5) Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
(6) Represents the current interest rate for a variable or increasing rate security.

AS OF JANUARY 31, 2000, SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX AMOUNT TO $152,237,304 OR 26% OF THE FUND'S NET ASSETS.


See accompanying Notes to Financial Statements.


                     16   OPPENHEIMER MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

JANUARY 31, 2000
------------------------------------------------------------------------------------------
ASSETS

Investments, at value (cost $604,795,218)--see accompanying statement     $ 580,766,178
------------------------------------------------------------------------------------------
Cash                                                                            420,939
------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                      6,880,080
Shares of beneficial interest sold                                              821,033
Daily variation on futures contracts                                            639,063
Other                                                                            11,868
                                                                          ----------------
Total assets                                                                589,539,161

------------------------------------------------------------------------------------------
LIABILITIES

Payables and other liabilities:
Dividends                                                                     1,822,421
Shares of beneficial interest redeemed                                        1,749,066
Trustees' compensation                                                          238,649
Distribution and service plan fees                                              132,431
Transfer and shareholder servicing agent fees                                    75,989
Other                                                                            76,089
                                                                          ----------------
Total liabilities                                                             4,094,645

------------------------------------------------------------------------------------------
NET ASSETS                                                                 $585,444,516
                                                                          ----------------
                                                                          ----------------
------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS

Paid-in capital                                                            $609,314,103
------------------------------------------------------------------------------------------
Overdistributed net investment income                                        (1,331,527)
------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                      1,454,950
------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                  (23,993,010)
                                                                          ----------------
Net assets                                                                 $585,444,516
                                                                          ----------------
                                                                          ----------------
------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$502,921,568 and 54,970,822 shares of beneficial interest outstanding)            $9.15
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                          $9.61
------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $68,796,736 and 7,535,681 shares of beneficial interest outstanding)           $9.13
------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $13,726,212 and 1,503,728 shares of beneficial interest outstanding)           $9.13



See accompanying Notes to Financial Statements.


                     17   OPPENHEIMER MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2000
------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                  $  20,269,666

------------------------------------------------------------------------------------------
EXPENSES

Management fees                                                               1,695,084
------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                         630,865
Class B                                                                         400,149
Class C                                                                          83,785
------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                   258,420
------------------------------------------------------------------------------------------
Custodian fees and expenses                                                      64,540
------------------------------------------------------------------------------------------
Trustees' compensation                                                           17,251
------------------------------------------------------------------------------------------
Other                                                                           102,913
                                                                           ---------------
Total expenses                                                                3,253,007
Less expenses paid indirectly                                                   (18,422)
                                                                           ---------------
Net expenses                                                                  3,234,585


------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        17,035,081

------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on:
Investments                                                                  (1,323,419)
Closing of futures contracts                                                  4,386,672
                                                                           ---------------
Net realized gain                                                             3,063,253

------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments        (57,254,999)
                                                                           ---------------
Net realized and unrealized loss                                            (54,191,746)

------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $(37,156,665)
                                                                           ---------------
                                                                           ---------------


See accompanying Notes to Financial Statements.


                     18   OPPENHEIMER MUNICIPAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         6 MOS.                YEAR
                                                                          ENDED               ENDED
                                                               JANUARY 31, 2000            JULY 31,
                                                                     (UNAUDITED)               1999
------------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income                                              $ 17,035,081        $ 34,122,316
------------------------------------------------------------------------------------------------------
Net realized gain                                                     3,063,253           4,034,994
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation               (57,254,999)        (21,131,992)
                                                                   -----------------------------------
Net increase (decrease) in net assets resulting from operations     (37,156,665)         17,025,318

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income:
Class A                                                             (14,631,057)        (29,412,371)
Class B                                                              (1,812,116)         (4,082,909)
Class C                                                                (380,745)           (714,322)
------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                              (3,065,371)                 --
Class B                                                                (436,022)                 --
Class C                                                                 (87,540)                 --

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                             (16,860,522)          3,343,191
Class B                                                             (14,042,658)            748,967
Class C                                                              (3,399,185)          6,304,825

------------------------------------------------------------------------------------------------------
NET ASSETS

Total decrease                                                      (91,871,881)         (6,787,301)
------------------------------------------------------------------------------------------------------
Beginning of period                                                 677,316,397         684,103,698
                                                                   -----------------------------------
End of period (including overdistributed net investment
income of $1,331,527 and $1,542,690, respectively)                 $585,444,516        $677,316,397
                                                                   -----------------------------------
                                                                   -----------------------------------


See accompanying Notes to Financial Statements.


                     19    OPPENHEIMER MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 6 MOS.                                            YEAR        YEAR
                                                  ENDED                                           ENDED       ENDED
                                          JAN. 31, 2000                                        JULY 31,    DEC. 31,
CLASS A                                      (UNAUDITED)       1999        1998        1997        1996(1)     1995
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period             $10.02      $10.27      $10.24      $ 9.74      $ 9.98      $ 8.93
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .27         .52         .51         .55         .32         .54
Net realized and unrealized gain (loss)            (.82)       (.25)        .04         .49        (.25)       1.06
                                                 ----------------------------------------------------------------------
Total income (loss) from
investment operations                              (.55)        .27         .55        1.04         .07        1.60
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               (.26)       (.52)       (.52)       (.54)       (.31)       (.54)
Dividends in excess of net investment income         --          --          --          --          --        (.01)
Distributions from net realized gain               (.06)         --          --          --          --          --
                                                 ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.32)       (.52)       (.52)       (.54)       (.31)       (.55)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $ 9.15      $10.02      $10.27      $10.24      $ 9.74      $ 9.98
                                                 ----------------------------------------------------------------------
                                                 ----------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)               (5.64)%      2.57%       5.55%      10.97%       0.77%      18.28%

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)       $502,922    $568,673    $579,570    $586,546    $590,299    $634,473
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $540,048    $587,197    $581,630    $582,624    $606,509    $569,859
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                              5.44%       5.00%       5.00%       5.55%       5.58%       5.65%
Expenses                                           0.90%       0.87%       0.87%(4)    0.87%(4)    0.92%(4)    0.88%(4)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                            6%         18%         21%         24%         24%         25%

(1) For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.
(2) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(3) Annualized for periods of less than one full year.
(4) Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
(5) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 2000, were $40,243,147 and $94,384,512, respectively.


See accompanying Notes to Financial Statements.


                     20   OPPENHEIMER MUNICIPAL BOND FUND

                                                 6 MOS.                                            YEAR        YEAR
                                                  ENDED                                           ENDED       ENDED
                                          JAN. 31, 2000                                        JULY 31,    DEC. 31,
CLASS B                                      (UNAUDITED)       1999        1998        1997        1996(1)     1995
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period             $10.00      $10.25      $10.22      $ 9.73       $9.96       $8.92
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .22         .44         .43         .47         .27         .47
Net realized and unrealized gain (loss)            (.81)       (.25)        .04         .48        (.23)       1.05
                                                 ----------------------------------------------------------------------
Total income (loss) from
investment operations                              (.59)        .19         .47         .95         .04        1.52
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               (.22)       (.44)       (.44)       (.46)       (.27)       (.47)
Dividends in excess of net investment income         --          --          --          --          --        (.01)
Distributions from net realized gain               (.06)         --          --          --          --          --
                                                 ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.28)       (.44)       (.44)       (.46)       (.27)       (.48)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $ 9.13      $10.00      $10.25      $10.22       $9.73       $9.96
                                                 ----------------------------------------------------------------------
                                                 ----------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)               (6.02)%      1.78%       4.75%      10.05%       0.43%      17.30%

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $68,797     $90,022     $91,677     $83,897     $74,055     $72,488
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $79,295     $96,352     $88,531     $77,881     $73,047     $63,669
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                              4.67%       4.22%       4.21%       4.76%       4.79%       4.84%
Expenses                                           1.67%       1.65%       1.65%(4)    1.65%(4)    1.70%(4)    1.68%(4)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                            6%         18%         21%         24%         24%         25%

(1) For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.
(2) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(3) Annualized for periods of less than one full year.
(4) Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
(5) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 2000 were $40,243,147 and $94,384,512, respectively.


See accompanying Notes to Financial Statements.


                     21   OPPENHEIMER MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 6 MOS.                                            YEAR        YEAR
                                                  ENDED                                           ENDED       ENDED
                                          JAN. 31, 2000                                        JULY 31,    DEC. 31,
CLASS C                                      (UNAUDITED)       1999        1998        1997        1996(1)     1995(6)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period             $10.00      $10.25      $10.22      $ 9.73       $9.96       $9.58
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .22         .44         .43         .46         .27         .15
Net realized and unrealized gain (loss)            (.81)       (.25)        .04         .49        (.23)        .39
                                                 ----------------------------------------------------------------------
Total income (loss) from
investment operations                              (.59)        .19         .47         .95         .04         .54
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               (.22)       (.44)       (.44)       (.46)       (.27)       (.15)
Dividends in excess of net investment income         --          --          --          --          --        (.01)
Distributions from net realized gain               (.06)         --          --          --          --          --
                                                 ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.28)       (.44)       (.44)       (.46)       (.27)       (.16)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $ 9.13      $10.00      $10.25      $10.22       $9.73       $9.96
                                                 ----------------------------------------------------------------------
                                                 ----------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)               (6.02)%      1.78%       4.75%      10.03%       0.40%       5.64%

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $13,726     $18,621     $12,857      $8,648      $4,210      $1,975
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $16,601     $16,868     $10,655      $5,724      $3,105      $1,506
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                              4.68%       4.22%       4.30%       4.72%       4.72%       4.49%
Expenses                                           1.67%       1.65%       1.64%(4)    1.67%(4)    1.75%(4)    1.64%(4)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                            6%         18%         21%         24%         24%         25%

(1) For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.
(2) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(3) Annualized for periods of less than one full year.
(4) Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
(5) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 2000, were $40,243,147 and $94,384,512, respectively.
(6) For the period from August 29, 1995 (inception of offering) to December 31, 1995.


See accompanying Notes to Financial Statements.


                     22   OPPENHEIMER MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Municipal Bond Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.


                     23   OPPENHEIMER MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES  Continued

TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2000, a provision of $2,871 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $238,241 as of January 31, 2000.

     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for as of trade date. Original issue discount is accreted and premium is amortized in accordance with federal income tax requirements. For municipal bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     24   OPPENHEIMER MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               6 MOS. ENDED JANUARY 31, 2000            YEAR ENDED JULY 31, 1999
                                      SHARES          AMOUNT              SHARES          AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                               7,871,270    $ 75,404,958          14,899,854   $ 154,002,934
Dividends and/or
distributions reinvested           1,221,925      11,722,427           1,840,869      19,006,893
Redeemed                         (10,863,634)   (103,987,907)        (16,420,114)   (169,666,636)
                                 ------------------------------------------------------------------
Net increase (decrease)           (1,770,439)   $(16,860,522)            320,609   $   3,343,191
                                 ------------------------------------------------------------------
                                 ------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
CLASS B
Sold                                 887,101    $  8,485,152           2,590,055   $  26,762,743
Dividends and/or
distributions reinvested             147,981       1,416,735             246,696       2,542,377
Redeemed                          (2,500,873)    (23,944,545)         (2,778,452)    (28,556,153)
                                 ------------------------------------------------------------------
Net increase (decrease)           (1,465,791)   $(14,042,658)             58,299   $     748,967
                                 ------------------------------------------------------------------
                                 ------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
CLASS C
Sold                                 214,609    $  2,048,503           1,026,290   $  10,616,838
Dividends and/or
distributions reinvested              34,096         326,484              49,362         508,501
Redeemed                            (607,168)     (5,774,172)           (467,899)     (4,820,514)
                                 ------------------------------------------------------------------
Net increase (decrease)             (358,463)   $ (3,399,185)            607,753   $   6,304,825
                                 ------------------------------------------------------------------
                                 ------------------------------------------------------------------

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON SECURITIES

As of January 31, 2000, net unrealized depreciation on securities of $24,029,040 was composed of gross appreciation of $10,997,948, and gross depreciation of $35,026,988.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion. The Fund's management fee for the six months ended January 31, 2000 was 0.53% of the average annual net assets of each class of shares, annualized for periods of less than one full year.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.


                     25   OPPENHEIMER MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES  Continued

DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                 AGGREGATE          CLASS A      COMMISSIONS      COMMISSIONS      COMMISSIONS
                                 FRONT-END        FRONT-END       ON CLASS A       ON CLASS B       ON CLASS C
                             SALES CHARGES    SALES CHARGES           SHARES           SHARES           SHARES
                                ON CLASS A      RETAINED BY      ADVANCED BY      ADVANCED BY      ADVANCED BY
6 MOS. ENDED                        SHARES      DISTRIBUTOR      DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------------------
January 31, 2000                  $271,026          $72,029          $31,089         $198,721          $10,730

(1) The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                   CLASS A                           CLASS B                           CLASS C
                       CONTINGENT DEFERRED               CONTINGENT DEFERRED               CONTINGENT DEFERRED
                             SALES CHARGES                     SALES CHARGES                     SALES CHARGES
6 MOS. ENDED       RETAINED BY DISTRIBUTOR           RETAINED BY DISTRIBUTOR           RETAINED BY DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------------------
January 31, 2000                    $4,218                          $196,674                            $7,784

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended January 31, 2000, payments under the Class A plan totaled $630,865, all of which was paid by the Distributor to recipients. That included $49,299 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.


                     26   OPPENHEIMER MUNICIPAL BOND FUND

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended January 31, 2000, were as follows:

                                                                   DISTRIBUTOR'S       DISTRIBUTOR'S
                                                                       AGGREGATE        UNREIMBURSED
                                                                    UNREIMBURSED       EXPENSES AS %
                          TOTAL PAYMENTS     AMOUNT RETAINED            EXPENSES       OF NET ASSETS
                              UNDER PLAN      BY DISTRIBUTOR          UNDER PLAN            OF CLASS
-------------------------------------------------------------------------------------------------------
Class B Plan                    $400,149            $325,513          $2,045,781                2.97%
Class C Plan                      83,785              24,455             195,906                1.43
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

     The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.

     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.


                     27   OPPENHEIMER MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of January 31, 2000, the Fund had outstanding futures contracts as follows:

                                                                                          UNREALIZED
                              EXPIRATION           NUMBER OF     VALUATION AS OF        APPRECIATION
CONTRACT DESCRIPTION                DATE           CONTRACTS    JANUARY 31, 2000       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Municipal Bond                   3/22/00                 600         $55,331,250       $    (993,750)
U.S. Long Bond                   3/22/00                 350          31,740,625           1,029,780
                                                                                       ----------------
                                                                                       $      36,030
                                                                                       ----------------
                                                                                       ----------------

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of January 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of January 31, 2000 was $75,000, which represents 0.01% of the Fund's net assets.

--------------------------------------------------------------------------------
 7. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the six months ended January 31, 2000.


                     28   OPPENHEIMER MUNICIPAL BOND FUND

OPPENHEIMER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OFFICERS AND TRUSTEES       Leon Levy, Chairman of the Board of Trustees
                            Donald W. Spiro, Vice Chairman of the Board of Trustees
                            Bridget A. Macaskill, Trustee and President
                            Robert G. Galli, Trustee
                            Phillip A. Griffiths, Trustee
                            Benjamin Lipstein, Trustee
                            Elizabeth B. Moynihan, Trustee
                            Kenneth A. Randall, Trustee
                            Edward V. Regan, Trustee
                            Russell S. Reynolds, Jr., Trustee
                            Clayton K. Yeutter, Trustee
                            Robert E. Patterson, Vice President
                            Andrew J. Donohue, Secretary
                            Brian W. Wixted, Treasurer
                            Robert G. Zack, Assistant Secretary
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer

--------------------------------------------------------------------------------
INVESTMENT ADVISOR          OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
DISTRIBUTOR                 OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER    OppenheimerFunds Services
SERVICING AGENT
--------------------------------------------------------------------------------
CUSTODIAN OF                Citibank, N.A.
PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS        KPMG LLP
--------------------------------------------------------------------------------
LEGAL COUNSEL               Mayer, Brown & Platt

                            The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                            This is a copy of a report to shareholders of Oppenheimer Municipal Bond Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Municipal Bond Fund. For material information concerning the Fund, see the Prospectus.

                            SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR
                            OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY
                            BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER
                            AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE
                            POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                     29   OPPENHEIMER MUNICIPAL BOND FUND

INFORMATION AND SERVICES
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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PHONELINK
24-hr automated information and automated transactions
1.800.533.3310
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TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
Mon-Fri 8:30am-7pm ET
1.800.843.4461
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OPPENHEIMERFUNDS INFORMATION HOTLINE
24 hours a day, timely and insightful messages on the economy and issues that may affect your investments
1.800.835.3104
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TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
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                                    [LOGO]OPPENHEIMERFUNDS-Registered Trademark-
                                                               Distributor, Inc.

RS0310.001.0100   March 31, 2000